REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE
30	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Over time:
Charter hire	193,631	210,079	81,212
Freight revenue	236,327	245,179	122,766
Vessel revenue	429,958	455,258	203,978

Management fees	521	581	1,526
Other	521	581	1,526

At a point in time:
Sale of ships	29,600	-	4,937
Sale of bunkers and other consumables	381	-	241
Ship sales	29,981	-	5,178

	460,460	455,839	210,682

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2022 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.